Fair Value Measurements - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Deferred debt issuance cost	$ 8,700,000	$ 10,100,000
Restricted cash	$ 0	$ 0
Interest Rate Swap Contracts
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Weighted average remaining terms	4 years 4 months 24 days	4 years 10 months 24 days
Interest Rate Swap Contracts | Minimum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 9,300,000	$ 10,000,000
Fixed interest rate	1.38%	1.38%
Interest Rate Swap Contracts | Maximum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 50,000,000	$ 50,000,000
Fixed interest rate	2.90%	2.90%